GENERAL (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Apr. 30, 2016 USD ($)	Dec. 26, 2013 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Cash paid for acquisition						$ 10,000
Cash paid for acquisition, net			$ 3,514	$ 988	$ 0	$ 8,800
Issuance of share capital, net of issuance costs (in shares) | shares		2,415,000			358,000	3,450,000
Total net proceeds from issuance of share capital		$ 27,126	$ 0	$ 27,126	$ 2,458
Number Of Major Customers				5	5
Alternatives Inc [Member]
Business Acquisition, Contingent Consideration [Line Items]
Payments For Earn Out Mechanism	$ 2,900
Earn-out Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments						$ 12,500	$ 3,550	$ 12,500